T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
March 31, 2025 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.2%
COMMUNICATION SERVICES  3.3%
Diversified Telecommunication Services  0.9%
AT&T  10,118 286
Verizon Communications  6,862 311
597
Media  2.2%
Charter Communications, Class A (1) 2,125 783
Comcast, Class A  12,019 444
Fox, Class B  4,079 215
1,442
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  564 151
151
Total Communication Services 2,190
CONSUMER DISCRETIONARY  4.0%
Hotels, Restaurants & Leisure  1.1%
Booking Holdings  70 323
Las Vegas Sands  6,339 245
McDonald's  430 134
702
Household Durables  0.5%
Toll Brothers  3,287 347
347
Specialty Retail  2.4%
Bath & Body Works  14,473 439
Home Depot  275 101
Lowe's  4,378 1,021
1,561
Total Consumer Discretionary 2,610
CONSUMER STAPLES  9.6%
Consumer Staples Distribution & Retail  1.2%
Target  2,261 236
Walmart  6,532 573
809
Food Products  0.9%
Archer-Daniels-Midland  4,527 217

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pilgrim's Pride (1) 7,241 395
612
Household Products  3.5%
Colgate-Palmolive  8,300 778
Kimberly-Clark  5,639 802
Procter & Gamble  4,299 732
2,312
Personal Care Products  1.0%
Kenvue  25,865 620
620
Tobacco  3.0%
Altria Group  10,163 610
Philip Morris International  8,629 1,370
1,980
Total Consumer Staples 6,333
ENERGY  9.1%
Energy Equipment & Services  1.2%
Schlumberger  7,750 324
TechnipFMC  14,885 472
796
Oil, Gas & Consumable Fuels  7.9%
BP, ADR  7,527 254
Chevron  2,836 474
ConocoPhillips  5,034 529
Devon Energy  6,396 239
EOG Resources  2,610 335
Exxon Mobil  7,118 846
Kinder Morgan  18,213 520
Marathon Petroleum  3,323 484
Shell, ADR  4,908 360
Suncor Energy  11,310 438
TotalEnergies, ADR  6,114 395
Valero Energy  2,367 313
5,187
Total Energy 5,983
FINANCIALS  22.9%
Banks  7.9%
Bank of America  31,346 1,308
Citigroup  13,674 971
Huntington Bancshares  22,165 333

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
JPMorgan Chase  5,595 1,372
KeyCorp  23,143 370
Wells Fargo  11,254 808
5,162
Capital Markets  2.2%
Bank of New York Mellon  9,396 788
Morgan Stanley  1,608 188
State Street  4,797 429
1,405
Consumer Finance  0.9%
Capital One Financial  608 109
Synchrony Financial  8,844 468
577
Financial Services  7.6%
Berkshire Hathaway, Class B (1) 3,722 1,982
Corebridge Financial  16,121 509
Corpay (1) 1,157 403
Equitable Holdings  12,298 641
Fidelity National Information Services  3,107 232
Fiserv (1) 2,203 487
Global Payments  5,768 565
PayPal Holdings (1) 2,320 151
4,970
Insurance  4.3%
Chubb  2,465 744
Hartford Insurance Group  6,169 763
MetLife  6,458 519
RenaissanceRe Holdings  2,397 575
Unum Group  2,597 212
2,813
Total Financials 14,927
HEALTH CARE  16.3%
Biotechnology  2.5%
AbbVie  1,585 332
Biogen (1) 1,874 257
Gilead Sciences  9,178 1,028
1,617
Health Care Equipment & Supplies  3.1%
Becton Dickinson & Company  2,970 680
Medtronic  9,928 892

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  4,157 471
2,043
Health Care Providers & Services  6.8%
Cardinal Health  5,816 801
Cencora  1,493 415
Centene (1) 3,452 210
Cigna Group  2,044 672
Elevance Health  958 417
McKesson  805 542
Tenet Healthcare (1) 4,411 593
UnitedHealth Group  1,541 807
4,457
Life Sciences Tools & Services  1.4%
ICON (1) 1,979 346
Thermo Fisher Scientific  1,187 591
937
Pharmaceuticals  2.5%
Bristol-Myers Squibb  2,684 164
Johnson & Johnson  3,270 542
Sanofi, ADR  8,016 444
Viatris  57,479 501
1,651
Total Health Care 10,705
INDUSTRIALS & BUSINESS SERVICES  13.5%
Aerospace & Defense  2.5%
L3Harris Technologies  2,900 607
Northrop Grumman  1,300 665
Textron  4,619 334
1,606
Air Freight & Logistics  1.8%
FedEx  2,471 602
United Parcel Service, Class B  4,900 539
1,141
Building Products  0.2%
Builders FirstSource (1) 1,259 157
157
Ground Transportation  1.4%
Canadian National Railway  2,560 249
CSX  23,089 680
929

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  2.1%
3M  4,436 651
Honeywell International  862 183
Siemens, ADR  4,706 543
1,377
Machinery  2.3%
Allison Transmission Holdings  2,192 210
Cummins  1,522 477
Dover  1,387 243
Fortive  2,552 187
Stanley Black & Decker  5,008 385
1,502
Professional Services  3.2%
Automatic Data Processing  1,050 321
Booz Allen Hamilton Holding  3,541 370
Leidos Holdings  4,749 641
SS&C Technologies Holdings  9,093 760
2,092
Total Industrials & Business Services 8,804
INFORMATION TECHNOLOGY  7.1%
Communications Equipment  0.4%
Cisco Systems  3,796 234
234
Electronic Equip, Instr & Cmpts  0.2%
Zebra Technologies, Class A (1) 420 119
119
Electronic Equipment, Instruments & Components  1.6%
Flex (1) 5,481 181
Jabil  1,722 234
TE Connectivity  4,271 604
1,019
IT Services  1.6%
Accenture, Class A  662 206
GoDaddy, Class A (1) 3,091 557
International Business Machines  1,040 259
1,022
Semiconductors & Semiconductor Equipment  2.2%
Analog Devices  924 186
Applied Materials  1,730 251
NXP Semiconductors  1,591 302

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
QUALCOMM  4,469 687
1,426
Software  1.1%
Salesforce  2,784 747
747
Total Information Technology 4,567
MATERIALS  2.6%
Chemicals  0.8%
Corteva  7,870 495
495
Containers & Packaging  0.6%
International Paper  6,960 371
371
Metals & Mining  1.2%
Reliance  815 235
Steel Dynamics  4,105 514
749
Total Materials 1,615
REAL ESTATE  2.8%
Health Care Real Estate Investment Trusts  0.6%
Ventas, REIT  6,092 419
419
Industrial Real Estate Investment Trusts  0.5%
Prologis, REIT  2,895 324
324
Residential Real Estate Investment Trusts  0.7%
AvalonBay Communities, REIT  838 180
Equity Residential, REIT  1,840 132
Essex Property Trust, REIT  528 162
474
Specialized Real Estate Investment Trusts  1.0%
Lamar Advertising, Class A, REIT  3,791 432
VICI Properties, REIT  7,397 241
673
Total Real Estate 1,890
UTILITIES  7.0%
Electric Utilities  5.2%
Constellation Energy  1,000 202

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Entergy  6,980 597
Evergy  7,888 544
Exelon  12,423 572
FirstEnergy  5,988 242
NextEra Energy  1,820 129
PG&E  19,746 339
Xcel Energy  10,655 754
3,379
Independent Power & Renewable Electricity
Producers  0.6%
Vistra  3,360 395
395
Multi-Utilities  1.2%
Ameren  4,657 468
Dominion Energy  5,883 330
798
Total Utilities 4,572
Total Common Stocks (Cost $56,499) 64,196
EQUITY MUTUAL FUNDS  0.9%
iShares Russell 1000 Value ETF  2,941 553
Total Equity Mutual Funds (Cost $551) 553
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 532,761 533
Total Short-Term Investments (Cost $533) 533

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 380,424 380
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 380
Total Securities Lending Collateral (Cost $380) 380
Total Investments in Securities  100.5%
(Cost $57,963) $ 65,662
Other Assets Less Liabilities (0.5)% (295)
Net Assets 100.0% $ 65,367
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 3++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 920  ¤  ¤ $ 913
Total $ 913^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $913.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F201-054Q1 03/25